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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 1999.

               (Please read instructions before preparing form.)

If amended report check here: / /

Catalyst Investment Management Co., L.L.C.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

909 Montgomery Street, Suite 102     San Francisco      CA          94133
--------------------------------------------------------------------------------
Business Address      (Street)          (City)        (State)        (Zip)

Paul W. Jones                     415-677-1520                Manager
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.

                                   ATTENTION
           INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
                          FEDERAL CRIMINAL VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Francisco and State of California on the 10th day of February, 2000.

                                   Catalyst Investment Management Co., L.L.C.
                                 -----------------------------------------------
                                   (Name of Institutional Investment Manager)

                                   /s/ Paul W. Jones
                                 -----------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                               to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                     13F File No.:  Name:                     13F File No.:
------------------------  -------------  ------------------------  -------------
1.                                       6.
  ----------------------  -------------    ----------------------  -------------
2.                                       7.
  ----------------------  -------------    ----------------------  -------------
3.                                       8.
  ----------------------  -------------    ----------------------  -------------
4.                                       9.
  ----------------------  -------------    ----------------------  -------------
5.                                       10.
  ----------------------  -------------     ---------------------  -------------

                                                                 SEC 1685 (5/91)

Conifer Securities, LLC
FORM 13F
CIMCO
December 31, 1999

                                                                                                     Voting Authority
                                                                                                     ----------------
                                                              Value    Shares/ Sh/   Put/   Invstmt   Other
Name of Issuer                    Title of class CUSIP       (x$1000)  Prn Amt Prn   Call   Dscretn   Managers  Sole   Shared   None
------------------------------    ------------------------   --------  ------- ---   ----   -------   --------  ----   ------   ----
ADFORCE INC                       COM            006867105      1862     26090 SH           Defined                     26090
AIR EXPRESS INTERNATIONAL CORP    COM            009104100      2055     63600 SH           Defined                     63600
AIRONET WIRELESS COMM.            COM            00943A107      3052     45700 SH           Defined                     45700
AMFM INCORPORATED                 COM            158915108      2308     29615 SH           Defined                     29615
ASSOCIATED GROUP CL B             COM            045651205      5105     55490 SH           Defined                     55490
AT&T                              COM            001957109      3168     62340 SH           Defined                     62340
ATLANTIC RICHFIELD CO             COM            048825103       942     10890 SH           Defined                     10890
BAXTER INTL INC CONTINGENT PAY    COM            071813125         0     25000 SH           Defined                     25000
BOLDER TECHCORP                   COM            097519102       446     35000 SH           Defined                     35000
BURLINGTON RESOURCES INC.         COM            122014103      1818     55000 SH           Defined                     55000
CABLEVISION SYSTEMS INC           COM            12686C109      1132     15000 SH           Defined                     15000
CARDINAL HEALTH INC               COM            14149Y108      1915     40000 SH           Defined                     40000
CBS CORP                          COM            12490K107      3403     53223 SH           Defined                     53223
CENCO TECH CORP                   COM            168228104      3296     71270 SH           Defined                     71270
CLARIFY INC                       COM            180492100      2285     18020 SH           Defined                     18020
CMP GROUP INC                     COM            125887109      1301     47210 SH           Defined                     47210
COMPAQ COMPUTER                   COM            204493100      1759     65000 SH           Defined                     65000
COMSAT CORP                       COM            20564D107      1472     74060 SH           Defined                     74060
DII GROUP                         COM            232949107      2165     30500 SH           Defined                     30500
DQE INC                           COM            23329J104       866     25000 SH           Defined                     25000
EMCOR GROUP INC.                  COM            29084Q100      1651     90475 SH           Defined                     90475
EMPIRE DIST ELEC                  COM            291641108       531     23460 SH           Defined                     23460
ENRON CORP                        COM            293561106       656     35000 SH           Defined                     35000
EOG RESOURCES INC                 COM            26875P101       702     40000 SH           Defined                     40000
FIRST SEC CORP                    COM            336294103       556     21775 SH           Defined                     21775
FORD MOTOR CO.                    COM            345370100      1599     30000 SH           Defined                     30000
FPL GROUP INC                     COM            302571104       856     20000 SH           Defined                     20000
GENERAL INSTRUMENT CORP-DEL       COM            370120107      7295     85820 SH           Defined                     85820
HARCOURT GENERAL                  COM            41163G101      1610     40000 SH           Defined                     40000
INTL SPECIALTY PRODUCTS           COM            460337108       421     45800 SH           Defined                     45800
ISOCOR                            COM            464902105      2464     56635 SH           Defined                     56635
JONES INTERCABLE INC CLASS A      COM            480206200      1389     20045 SH           Defined                     20045
JOSTENS INC                       COM            481088102       424     17420 SH           Defined                     17420
LEGATO SYSTEMS INC.               COM            524651106      1032     15000 SH           Defined                     15000
MAKER COMMUNICATIONS INC          COM            560875106      1024     23945 SH           Defined                     23945
MICROWAREHOUSE                    COM            59501B105       564     30485 SH           Defined                     30485
MIDAMERICAN ENERGY HLDS CO        COM            59562V107      3829    113655 SH           Defined                    113655
MINDSPRING ENTERPRISES            COM            602683104      1052     40000 SH           Defined                     40000
MONSANTO CO.                      COM            611662107      1989     56130 SH           Defined                     56130

MONTANA POWER CO                  COM            612085100      1385     38405 SH           Defined                    38405
NEIMAN MARCUS CLASS B             COM            640204301      1266     47000 SH           Defined                    47000
NEW ENGLAND ELEC SYS              COM            644001109      1650     31890 SH           Defined                    31890
NEWBRIDGE NETWORKS CORP.          COM            650901101      4318    191400 SH           Defined                   191400
NEWSEDGE CORP                     COM            65249Q106       478     40935 SH           Defined                    40935
OAK INDUSTRIES INC NEW            COM            671400505      1847     17400 SH           Defined                    17400
OLSTEN GROUP                      COM            681385100       830     73390 SH           Defined                    73390
OMNIPOINT CORP.                   COM            68212D102      4595     38150 SH           Defined                    38150
OPTICAL COATING LAB INC           COM            683829105      1288      4350 SH           Defined                     4350
PECHINEY INC                      COM            705151207       877     24148 SH           Defined                    24148
PHARMACIA & UPJOHN INC.           COM            716941109      1459     32420 SH           Defined                    32420
PIMCO ADVISORS HOLDINGS LP        COM            69338P102      1161     30795 SH           Defined                    30795
PITTWAY CORP                      COM            725790208      1464     32660 SH           Defined                    32660
POTOMAC ELECTRIC                  COM            737679100       688     30000 SH           Defined                    30000
RAILTEX INC                       COM            750766107       413     23080 SH           Defined                    23080
RALSTON PURINA CO                 COM            751277302      1115     40000 SH           Defined                    40000
RENEX CORP                        COM            759683105       406     43550 SH           Defined                    43550
REPUBLIC NY CORP                  COM            760719104      2850     39590 SH           Defined                    39590
SAFESKIN CORP.                    COM            786454108       529     43600 SH           Defined                    43600
SBC COMMUNICATIONS INC.           COM            78387G103      1219     25000 SH           Defined                    25000
SOFTWORKS INC.                    COM            83404P102       551     56650 SH           Defined                    56650
SOUTHWEST GAS CORP                COM            844895102       937     40726 SH           Defined                    40726
STONERIDGE INC                    COM            86183P102      1235     80000 SH           Defined                    80000
TECHSYN CORP                      COM            878308105       227     11000 SH           Defined                    11000
TELESCAN INC                      COM            879516102       829     33600 SH           Defined                    33600
TELTREND INC                      COM            87969R108       369     12195 SH           Defined                    12195
TENFOLD CORP                      COM            88033A103       599     15000 SH           Defined                    15000
TJ INTL INC                       COM            872534102      1097     26115 SH           Defined                    26115
UCU 9.75 PFD PEPS                 COM            918005877      1471     65000 SH           Defined                    65000
UNION CARBIDE                     COM            905581104      1338     20040 SH           Defined                    20040
UNION PACIFIC RESOURCES           COM            907834105       765     60000 SH           Defined                    60000
UNIT CORP                         COM            909218109      1307    170000 SH           Defined                   170000
UNITED RENTALS INC                COM            911363109       408     23825 SH           Defined                    23825
UNITEDGLOBALCOM INC CL A          COM            913247508      2248     31835 SH           Defined                    31835
UNITEDGLOBALCOM INC DEP SHS PR    COM            913247805      2520     40000 SH           Defined                    40000
US WEST INC.                      COM            91273H101      4732     65725 SH           Defined                    65725
US WEST MEDIA GROUP               COM            58440J104      6157     80150 SH           Defined                    80150
UST CORP                          COM            902900109      2967     93450 SH           Defined                    93450
USWEB CORPORATION                 COM            917327108       798     17950 SH           Defined                    17950
WASTE MANAGEMENT INC. NEW         COM            94106L109       430     25000 SH           Defined                    25000
WILLIAMS CO.'S                    COM            969457100       611     20000 SH           Defined                    20000
YANKEE ENERGY                     COM            984779108       808     18385 SH           Defined                    18385
REPORT SUMMARY                                81 DATA RECORDS 132233         0     OTHER MANAGERS ON WHOSE BEHALF
                                                                                   REPORT IS FILED